Lease liabilities - Additional information (Details) - USD ($)		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Lessee, Leases, Description [Line Items]
" Expense Relating To Short-Term And Low Value Leases For Which Recognition Exemption Has Been Used"		$ 1,230,716	$ 247,262
Lease Termination, Lease Liability	$ 33,442		$ (33,442)
Lease Termination, Right of use Assets	$ 42,765
Long-term lease agreement for its engineering center and head offic
Lessee, Leases, Description [Line Items]
Term Of Leases Expire		5 years
Minimum
Lessee, Leases, Description [Line Items]
Lease term		1 year
Minimum | New lease agreement for a kiosk location
Lessee, Leases, Description [Line Items]
Lease term		4 months
Maximum
Lessee, Leases, Description [Line Items]
Lease term		10 years
Maximum | New lease agreement for a kiosk location
Lessee, Leases, Description [Line Items]
Lease term		30 months